INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

8.	INCOME TAXES

The Company recorded no income tax provision at September 30, 2023 and December 31, 2022 because of anticipated losses for the 2023 fiscal year and actual losses incurred in 2022.

The Company estimates its annual effective income tax rate in recording its quarterly provision for income taxes in the various jurisdictions in which it operates. Statutory tax rate changes and other significant or unusual items are recognized as discrete items in the quarter in which they occur. The Company recorded no income tax expense for the nine months ended September 30, 2023 because the Company expects to incur a tax loss in the current year. Similarly, no income tax expense was recognized for the year ended December 31, 2022.

The Company had a gross deferred tax asset related to federal net operating loss carryforwards of $66,028,393 and $55,153,554 at September 30, 2023 and December 31, 2022, respectively. The federal net operating loss carryforward will begin to expire in 2034. Realization of the deferred tax asset is dependent, in part, on generating sufficient taxable income prior to expiration of the loss carryforwards. The Company has placed a 100% valuation allowance against the net deferred tax asset because future realization of these assets is not assured.

The estimated federal net operating loss carryforward balance included in our Annual Report on Form 10-K, as amended on Form 10-K/A filed on May 1, 2023 was furnished with our best estimates at that time based on information received from our predecessor. During the preparation of the tax return for the year ended December 31, 2022, and prior to the estimation for the quarter ended September 30, 2023 provision, we received more information which helped us more accurately determine that the estimated December 31, 2022 net operating loss balance for the Company on a consolidated basis was $55,153,554 as opposed to $25,935,753. As of the date of the registration statement, we are still waiting on additional information and, therefore, the estimated net operating loss balances remain subject to change. The deferred tax asset at the Company still has a full valuation allowance for the provision as of the third quarter ended September 30, 2023.

9.	INCOME TAXES

The Company recorded no income tax provision at December 31, 2022, and December 31, 2021, because of losses incurred.

The Company estimates its annual effective income tax rate in recording its quarterly provision for income taxes in the various jurisdictions in which it operates. Statutory tax rate changes and other significant or unusual items are recognized as discrete items in the quarter in which they occur. The Company recorded no income tax expense for the successor period and for the predecessor period, because the Company expects to incur a tax loss in the current year. Similarly, no income tax expense was recognized for the year ended December 31, 2021.

The Company had a net deferred tax asset related to federal net operating loss carryforwards of $25,935,753, $65,730,932 and $59,481,861 at December 31, 2022, December 14, 2022 and December 31, 2021, respectively. The federal net operating loss carryforward will begin to expire in 2034. Realization of the deferred tax asset is dependent, in part, on generating sufficient taxable income prior to expiration of the loss carryforwards. The Company has placed a 100% valuation allowance against the net deferred tax asset because future realization of these assets is not assured.